Change in Accounting Policy (Details 1) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation costs	$ 14,653	$ 36,170
Loss for the year	17,674	36,500
Unrealized currency (gain) loss on translation of foreign operations	(285)	78
Net comprehensive loss	$ 17,389	$ 36,578
Loss per share (basic and diluted)	$ .21	$ .48
As previously reported
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation costs		$ 0
Loss for the year		330
Unrealized currency (gain) loss on translation of foreign operations		285
Net comprehensive loss		$ 615
Loss per share (basic and diluted)		$ (.00)
Adjustment
Disclosure of voluntary change in accounting policy [line items]
Exploration and evaluation costs		$ 36,170
Loss for the year		36,170
Unrealized currency (gain) loss on translation of foreign operations		(207)
Net comprehensive loss		$ 35,963
Loss per share (basic and diluted)		$ .48